Inventory, Net	12 Months Ended
Sep. 30, 2023
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 4 — INVENTORY, NET

Inventory consists of the following:

	As of September 30,
	2023	2022
Raw materials	$635,395	$989,043
Finished goods	2,777,617	1,337,731
Inventory valuation allowance	(69,746)	(120,286)
Total inventory, net	$3,343,266	$2,206,488